Derivative Instruments and Hedging Activities - Schedule of Effect of Derivative Instruments, Included in Interest Expense, Net in Consolidated Statements of Operations (Detail) - USD ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative [Line Items]
Total loss (gain) on derivative financial instruments	$ (14,435)	$ 1,006	$ 0
Included in Interest Expense, Net [Member] | Interest Rate Caps [Member]
Derivative [Line Items]
Undesignated interest rate	(14,435)	1,006	0
Other Nonoperating Income (Expense) [Member]
Derivative [Line Items]
Preferred stock warrant	$ 0	$ 0	$ 0